Summary of Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 16,116	$ 12,866
Capitalized research and experimental costs	7,836	7,642
Research and development credit carryforwards	1,945	1,528
Stock-based compensation	183	873
Capitalized start-up expenses	135	153
Lease liability		2,977
Other	309	1,303
Total deferred tax assets	26,524	27,342
Right of use asset		(2,816)
Total deferred tax liabilities		(2,816)
Valuation allowance	(26,524)	(24,526)
Net deferred tax liabilities